JUDICIAL DEPOSITS AND GARNISHMENTS - Judicial Deposits and garnishments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax	R$ 1,453,939	R$ 2,007,074
Civil	951,905	1,049,922
Labor	241,455	316,009
Regulatory	266,647	261,005
Total	2,913,946	3,634,010
Garnishments	30,432	36,875
Total	2,944,378	3,670,885
Current	177,433	277,468
Non-current	R$ 2,766,945	R$ 3,393,417